Variable Interest Entities - Carrying Value and Exposure of Non-Consolidated VIEs (Details) - Variable Interest Entity, Not Primary Beneficiary - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Carrying Value	$ 22,161	$ 20,462
Maximum Loss Exposure	22,730	21,568
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party | Total fixed maturity securities
Variable Interest Entity [Line Items]
Carrying Value	19,171	17,673
Maximum Loss Exposure	19,090	18,129
Consolidated Entity Excluding Variable Interest Entities (VIE) | Related Party | Total fixed maturity securities
Variable Interest Entity [Line Items]
Carrying Value	530	525
Maximum Loss Exposure	536	549
Investment funds | Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party
Variable Interest Entity [Line Items]
Carrying Value	689	733
Maximum Loss Exposure	1,026	878
Investment funds | Consolidated Entity Excluding Variable Interest Entities (VIE) | Related Party
Variable Interest Entity [Line Items]
Carrying Value	1,198	997
Maximum Loss Exposure	1,485	1,454
Investment funds | Variable Interest Entities
Variable Interest Entity [Line Items]
Carrying Value	573	534
Maximum Loss Exposure	$ 593	$ 558